Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 51,516,000.00
Total Fee Amount	4,481.89
Total Offset Amount	0.00
Net Fee	$ 4,481.89
Offering Table N/A
Offset Table N/A	N/A